Transmission Rights and Programming	12 Months Ended
Dec. 31, 2022
Transmission Rights and Programming.
Transmission Rights and Programming
8.	Transmission Rights and Programming

At December 31, 2022 and 2021, transmission rights and programming consisted of:

	2022		2021
Transmission rights	Ps.	1,911,126	Ps.	14,743,043
Programming		—		5,689,652
		1,911,126		20,432,695
Non-current portion of:
Transmission rights		1,022,782		9,823,088
Programming		—		3,017,938
		1,022,782		12,841,026
Current portion of transmission rights and programming	Ps.	888,344	Ps.	7,591,669

Transmission rights and programming charged to consolidated cost of revenues for the years ended December 31, 2022, 2021 and 2020, amounted to Ps.2,497,519, Ps.14,577,558 and Ps.12,691,287, respectively which included Ps.1,211,927, Ps.12,704,761 and Ps.10,988,850, corresponding of discontinued operations, for the years ended December 31, 2022, 2021 and 2020, respectively (see Note 21).